Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock Series A-Par Value	$ 0.001	$ 0.001
Preferred Stock Series A-Authorized	20,000,000	20,000,000
Preferred Stock Series A-Outstanding
Preferred Stock Series B Value		$ 0.001
Preferred Stock Series B Authorized	20,000,000	20,000,000
Preferred Stock Series B Outstanding
Preferred Stock Series C-Par Value		$ 0.001
Preferred Stock Series C-Authorized	20,000,000	20,000,000
Preferred Stock Series C-Outstanding	87,142	87,142
Preferred Stock Series D- Value	$ 0.001	$ 0.001
Preferred Stock Series D-Authorized	2,484	2,490
Preferred Stock Series D-Outstanding	2,484	2,490
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock Authorized	5,000,000,000	5,000,000,000
Common Stock Outstanding	2,635,786,879	2,635,786,879
Common Stock Issued	99,648,493	99,648,493